                      METROPOLITAN LIFE INSURANCE COMPANY

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY SEVEN

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                         SUPPLEMENT DATED MAY 1, 2011
                                      TO
              PROSPECTUS DATED NOVEMBER 3, 2003 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated November 3, 2003 and subsequent supplements. You should read and retain this supplement. The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract Values on a variable basis. These Contracts provide for ANNUITY PAYMENTS on a fixed basis, a variable basis or a combination fixed and variable basis.

The Contracts are no longer offered for sale. Existing Contract Owners may continue to make additional Purchase Payments to their Contracts.

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX:

The current investment choices available under your Contract include 1 Fixed Account and the 3 Investment Funds listed below:


             AIM VARIABLE INSURANCE      METROPOLITAN SERIES FUND,
               FUNDS (INVESCO VARIABLE     INC. -- CLASS A
               INSURANCE FUNDS) --
               SERIES I

               Invesco V.I.                BlackRock Money Market
                Diversified Income Fund     Portfolio

                                           Western Asset
                                            Management U.S.
                                            Government Portfolio

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN:

The current investment choices available under your Contract include 1 Fixed Account and the 3 Investment Funds listed below:


             AIM VARIABLE INSURANCE     MET INVESTORS SERIES
               FUNDS (INVESCO VARIABLE    TRUST -- CLASS A
               INSURANCE FUNDS) --
               SERIES I

               Invesco V.I. Core          RCM Technology Portfolio
                Equity Fund

               Invesco V.I.
                International Growth
                Fund

The AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I Capital Appreciation Fund -- Series I in Security Equity Separate Account Twenty Seven is no longer available as an investment choice under your Contract and is closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of the closing.

Current prospectuses for the Investment Funds may be obtained by calling 1-800-449-6447.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                                              SUPP-SE26&27-2011

FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
    Annual Contract Fee/1/..................................................... $  50
    Separate Account Annual Expenses (as a percentage of average accumulated value)
        Mortality and Expense Risk Charge/2/...................................  1.25%
        Administrative Expense Charge..........................................  0.15%
                                                                                -----
    Total Separate Account Annual Expenses.....................................  1.40%

Acquired Fund Fees and Expense are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

Net Total Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
-----------
/1/ This fee may be adjusted annually, subject to certain conditions. We will waive this fee if your accumulated value is $20,000 or greater. See "Charges and Deductions."
/2/ For Security Equity Separate Account Twenty-Seven, we are waiving the following amounts of the Mortality and Expense risk charge on the following Investment Division: the amount, if any, equal to the underlying fund expenses that are in excess of 1.20% for the Division investing in the RCM Technology Portfolio -- Class A.

INVESTMENT FUND EXPENSES FOR YEAR ENDED DECEMBER 31, 2010

Certain Investment Funds may impose a redemption fee in the future. More detail concerning each Investment Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Investment Funds may be obtained by calling 1-800-449-6447.

INVESTMENT FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                        DISTRIBUTION           ACQUIRED   TOTAL    CONTRACTUAL   NET TOTAL
                                           AND/OR                FUND    ANNUAL     FEE WAIVER    ANNUAL
                            MANAGEMENT SERVICE(12B-1)  OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
INVESTMENT FUND                FEE          FEES      EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
---------------             ---------- -------------- -------- -------- --------- -------------- ---------

AIM VARIABLE INSURANCE
  FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS) --
  SERIES I

Invesco V.I. Core Equity
  Fund.....................    0.61%         --         0.28%      --     0.89%        --          0.89%

Invesco V.I. Diversified
  Income Fund..............    0.60%         --         0.76%      --     1.36%        0.61%       0.75%/1/

Invesco V.I. International
  Growth Fund..............    0.71%         --         0.33%      --     1.04%        --          1.04%

MET INVESTORS SERIES
  TRUST -- CLASS A

RCM Technology
  Portfolio................    0.88%         --         0.09%      --     0.97%        --          0.97%

METROPOLITAN SERIES FUND,
  INC. -- CLASS A

BlackRock Money Market
  Portfolio................    0.32%         --         0.02%      --     0.34%        0.01%       0.33%/2/

Western Asset Management
  U.S. Government
  Portfolio................    0.47%         --         0.03%      --     0.50%        0.01%       0.49%/3/

-----------
/1/ The Fund's adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding
    (i) interest; (ii) taxes; (iii) dividend expense on short sales;
    (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.75% of average daily net assets.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

The following table shows the minimum and maximum total operating expenses charged by the Investment Funds that you may pay periodically during the time that you own the Contract.

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT FUND OPERATING EXPENSES

                                                                                     MINIMUM MAXIMUM
                                                                                     ------- -------

TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses).....................  0.34%   1.36%

INVESTMENT OPTIONS

                                                         INVESTMENT
INVESTMENT FUND               INVESTMENT OBJECTIVE        ADVISER/SUBADVISER
---------------               --------------------        ------------------

AIM VARIABLE INSURANCE
  FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS) --
  SERIES I

  Invesco V.I. Core           Seeks long-term growth     Invesco Advisers, Inc.
   Equity Fund                 of capital.

  Invesco V.I.                Seeks total return         Invesco Advisers, Inc.
   Diversified Income Fund     comprised of current
                               income and capital
                               appreciation.

  Invesco V.I.                Seeks long-term growth     Invesco Advisers, Inc.
   International Growth        of capital.
   Fund

MET INVESTORS SERIES
  TRUST -- CLASS A

  RCM Technology Portfolio    Seeks capital              MetLife Advisers, LLC
                               appreciation; no          Subadviser: RCM Capital
                               consideration is given    Management LLC
                               to income.

METROPOLITAN SERIES FUND,
  INC. -- CLASS A

  BlackRock Money Market      Seeks a high level of      MetLife Advisers, LLC
   Portfolio                   current income            Subadviser: BlackRock
                               consistent with            Advisors,
                               preservation of           LLC
                               capital.

  Western Asset               Seeks to maximize total    MetLife Advisers, LLC
   Management U.S.             return consistent with    Subadviser: Western
   Government Portfolio        preservation of            Asset
                               capital and               Management Company
                               maintenance of
                               liquidity.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Division investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

HIGHLIGHTS

CHARGES AND DEDUCTIONS -- SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

A surrender charge may be assessed if prior purchase payments, within 7 complete years measured from the date the purchase payment is received by us, are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

In addition, we may not assess the surrender charge on required minimum distributions from qualified contracts in order to satisfy federal income tax rules or to avoid required federal tax income penalties. This exception only applies to amounts required to be distributed from this Contract.

ACCESS TO YOUR MONEY AND DEATH BENEFIT

If we are presented in good order with notification of your death before any transaction is completed (including dollar cost averaging programs and systematic withdrawal plans), we may cancel the request.

ANNUITY PROVISIONS -- ANNUITY DATE.

ANNUITY PAYMENTS will begin on the ANNUITY DATE, unless your Contract has been surrendered or the proceeds have been paid to the designated BENEFICIARY prior to that date. The ANNUITY DATE must be no later than the ANNUITANT'S 85th birthday (this requirement may be changed by us). Under certain QUALIFIED arrangements, distributions may be required before the ANNUITY DATE. You may change the ANNUITY DATE.

INQUIRIES. Additional purchase payments may be sent to the address provided in any correspondence we send to you.

FEDERAL TAX MATTERS

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

NON-QUALIFIED ANNUITY CONTRACTS. If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits. If a non-natural person, such as trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than the entire account value of your contract to a payout option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

OTHER TAX CONSIDERATIONS

PUERTO RICO TAX CONSIDERATIONS. The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

             5 Park Plaza, Suite 1900   Telephone: (800) 848-3854
             Irvine, CA 92614